Inventories (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Inventories [Line Items]
Current work in progress	R$ 424,991	R$ 113,212
Spare parts and other	2,147,469	1,491,820
Estimated losses	(277,483)	(208,091)
Inventories	10,825,515	8,155,847
Pulp | Domestic market (Brazil)
Inventories [Line Items]
Current finished goods	952,428	644,881
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	2,076,329	1,713,394
Paper and Packaging | Domestic market (Brazil)
Inventories [Line Items]
Current finished goods	561,076	423,823
Paper and Packaging | Foreign countries
Inventories [Line Items]
Current finished goods	327,626	507,836
Consumer Goods | Domestic market (Brazil)
Inventories [Line Items]
Current finished goods	224,400	163,393
Consumer Goods | Foreign countries
Inventories [Line Items]
Current finished goods	1,145,268	163
Wood
Inventories [Line Items]
Current work in progress	2,233,951	2,267,720
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,009,460	R$ 1,037,696